Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Abstract]
Gross realized gains		¥ 18,514	¥ 750
Gross realized losses		42	1,032
Fair value of securities at the time of contribution		30,473
Unrealized gains		17,836
Carrying amount of non-marketable equity securities without readily determinable fair value	¥ 4,629
Aggregate cost of non-marketable equity securities accounted for under the cost method		3,760
Time deposits with original maturities of more than three months	326	743
Investments in affiliated companies accounted for by the equity method	21,312	20,496
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 1,414	¥ 1,196	¥ 890